Non Current Liabilities - US Warrant Liability - Summary of Fair Value of Warrants (Detail) - US Warrants [member]	1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2019 USD ($) $ / shares	Jul. 31, 2019 AUD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 AUD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 AUD ($) $ / shares
December Two Thousand Eighteen Exercise of Warrants [member]
Disclosure of detailed information about borrowings [line items]
Historic volatility			59.95%		62.74%
Exercise price			$ 2.50		$ 2.50
Share price			$ 2.21		$ 1.82
Risk-free interest rate			2.68%		1.71%
Dividend yield			0.00%		0.00%
Fair value per warrant | (per share)			$ 0.8474	$ 1.1814	$ 0.5598	$ 0.7982
Fair value				$ 2,457,259		$ 1,660,322
July Two Thousand Seventeen Exercise Of Warrants [member]
Disclosure of detailed information about borrowings [line items]
Historic volatility	58.00%				62.74%
Exercise price	$ 2.50				$ 2.50
Share price	$ 2.17				$ 1.82
Risk-free interest rate	1.93%				1.71%
Dividend yield	0.00%				0.00%
Fair value per warrant | (per share)	$ 1.0716	$ 1.3962			$ 0.6789	$ 0.9681
Fair value		$ 2,755,375				$ 1,504,091